Commitments and Contingencies - Yamal LNG Joint Venture (Detail) $ in Thousands	Jul. 09, 2014 USD ($) Vessel m³	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage		100.00%
Payments made to commitments		$ 424,868	$ 237,647
Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage	50.00%
Yamal LNG Joint Venture [Member] | Pro rata share [Member]
Long-term Purchase Commitment [Line Items]
Proportionate share of the newbuilding installments, net of the existing financing, in 2016		74,400
Proportionate share of the newbuilding installments, net of the existing financing in 2017		97,600
Proportionate share of the newbuilding installments, net of the existing financing in 2018		356,600
Proportionate share of the newbuilding installments, net of the existing financing in 2019		214,400
Proportionate share of the newbuilding installments, net of the existing financing in 2020		$ 198,300
Yamal LNG Joint Venture [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage		70.00%
Yamal LNG Joint Venture [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage		80.00%
Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	6
Volume of vessels | m³	172,000
Fully built-up cost	$ 2,100,000
Payments made to commitments		$ 100,500